DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1     DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

(a)   Description of business

GDS Holdings Limited (“GDS Holdings”) was incorporated in the Cayman Islands on December 1, 2006. GDS Holdings and its consolidated subsidiaries and consolidated variable interest entities (collectively referred to as “the Company”) are principally engaged in providing colocation, managed hosting and managed cloud services in the People’s Republic of China (the “PRC” excluding Taiwan, the Hong Kong Special Administrative Region (the “Hong Kong SAR”) and the Macau Special Administrative Region (the “Macau SAR”)) for the purposes of these consolidated financial statements only), Hong Kong SAR and Macau SAR and serves customers who primarily are cloud service providers, large internet, financial institution and enterprise customers.

The Company’s business outside the PRC were mainly operated through DayOne Data Centers Limited, previously known as DigitalLand Holdings Limited, and its subsidiaries (collectively, “DayOne”), which was deconsolidated on December 31, 2024 (Note 3).

(b)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.